UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-10467

Causeway Capital Management Trust

(Exact name of registrant as specified in charter)

11111 Santa Monica Boulevard, 15th Floor

c/o Causeway Capital Management LLC

Los Angeles, CA 90025

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

Corporation Trust Center

1209 Orange Street

Wilmington DE, 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-866-947-7000

Date of fiscal year end: September 30, 2024

Date of reporting period: March 31, 2024

Item 1. Reports to Stockholders.

(a) The registrant’s schedules as of the close of the reporting period, pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), are attached hereto.

Table of Contents

Letter to Shareholders	2
Schedule of Investments	6
Sector Diversification	16
Statement of Assets and Liabilities	17
Statement of Operations	18
Statements of Changes in Net Assets	19
Financial Highlights	20
Notes to Financial Statements	22
Disclosure of Fund Expenses	31
Liquidity Risk Mangement Program	33

Letter to Shareholders

For the six months ended March 31, 2024, Causeway Emerging Markets Fund’s (the “Fund’s”) Institutional Class returned 15.52% and Investor Class returned 15.34%, compared to the MSCI Emerging Markets Index (Net) return of 10.42% and the MSCI Emerging Markets Index (Gross) return of 10.56%. Since the Fund’s inception on March 30, 2007, the Fund’s average annual total returns are 3.96% for the Institutional Class and 3.77% for the Investor Class, compared to the MSCI Emerging Markets (Net) average annual total return of 3.16% and the MSCI Emerging Markets (Gross) return of 3.51%. Effective January 26, 2024, the Fund’s benchmark changed from the MSCI Emerging Markets Index (Gross) to the MSCI Emerging Markets Index (Net) (“Index”)*. As of March 31, 2024, the Fund had net assets of $1.54 billion.

Performance Review

A rally in technology stocks drove emerging markets equities higher during the period. The top-performing sectors within the Index during the period were information technology, utilities, and energy in local currency terms. The weakest-performing sectors in the Index were real estate, consumer discretionary, and communication services. Led by emerging Latin America, all region groups within the Index posted positive returns in local currency during the period.

We use a combination of stock-specific factors and country/sector, currency, and macroeconomic analysis to rank the stocks in our investable universe. In February, we added a new bottom-up factor, corporate events, to our model. The corporate events factor was a positive indicator in March. During the six month period, our bottom-up technical (price momentum), growth, value and competitive strength factors were positive indicators. Our top-down currency and macroeconomic factors were positive indicators while country/sector aggregate was a negative indicator during the period.

Over the period, positioning in the emerging Asia region contributed to relative performance, due primarily to stock selection in India, China, and Taiwan. In emerging Latin America, positive stock selection in Brazil contributed to relative performance. In emerging Europe, Middle East, and Africa (“EMEA”), positioning in Poland detracted from relative performance. From a sector perspective, the greatest contributors to relative performance were consumer discretionary, financials, and energy. The largest detractor from relative performance was information technology. The top stock-level contributors to relative performance included overweight positions in automobile manufacturer, Kia Corp. (South Korea), electric infrastructure company, REC Ltd. (India), and energy producer, Oil & Natural Gas Corp. Ltd. (India). The largest stock-level detractors from relative performance included underweight positions in semiconductor company, SK hynix, Inc. (South Korea), integrated circuit manufacturer, Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan), and energy & industrials holding company, Reliance Industries Ltd. (India).

Significant Portfolio Changes

The Fund’s active exposure to several sectors and countries changed during the period as a result of our quantitative investment process. The largest increases in active weightings included information technology, communication services, and health care. The largest decreases in active weightings included consumer discretionary, consumer

Causeway Emerging Markets Fund

staples, and energy. Notable changes to the Fund’s active country weightings included increased exposure in Taiwan, India, and Brazil. Notable reductions in active exposure included South Korea and Saudi Arabia.

Notable stock-level increases included integrated circuit manufacturer, Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan), semiconductor engineer, MediaTek, Inc. (Taiwan), and oil & gas exploration company, Petroleo Brasileiro SA – ADR (Brazil). Notable stock-level reductions included food producer and personal care company, ITC Ltd. (India), property & casualty insurance company, PICC Property & Casualty Co., Ltd. (China), and car manufacturer, Mahindra & Mahindra Ltd. (India).

Investment Outlook

The South Korean government has introduced its Corporate Value-Up program with the goal of increasing valuations for companies trading significantly below book value. However, given the voluntary nature of the program, we believe the long-term efficacy of the initiative remains questionable. While the Fund was overweight in South Korean stocks at period-end, we have been reducing exposure due in part to valuation considerations. In Turkey, the central bank hiked its target interest rate by 500 basis points in March, signaling its commitment to reigning in inflation. This action helped to allay concerns that President Recep Erdogan would interfere with the central bank’s price stability objective in order to spur slowing growth. The Fund was overweight Turkish stocks at period-end as compelling bottom-up characteristics more than offset the country’s challenging, but improving, top-down headwinds.

The Fund was also overweight Indian stocks at period-end, reflecting attractive bottom-up and top-down characteristics in the country. The Fund’s overweight to Indian small caps has contributed to relative performance over the trailing 12-months ended March 31st, attributable in part to optimism leading into the upcoming general election. Within emerging markets more broadly, we continue to identify, in our view, attractive investment opportunities in small cap companies. Historically, our investment process has uncovered emerging markets small cap stocks with alpha potential. The Fund’s allocation to small cap stocks was near the high end of the historical range at period-end.

We thank you for your continued confidence in Causeway Emerging Markets Fund and look forward to serving you in the future.

March 31, 2024

Causeway Emerging Markets Fund

Joseph Gubler Portfolio Manager	Arjun Jayaraman Portfolio Manager	MacDuff Kuhnert Portfolio Manager	Ryan Myers Portfolio Manager

*The MSCI Emerging Markets Index (Gross) is calculated to reflect reinvestment of distributions without any deductions for tax withholdings on such distributions. The MSCI Emerging Markets Index (Net) is calculated to reflect reinvestment of distributions after accounting for tax withholdings on such distributions by applying a maximum assumed tax withholding rate. The Fund believes “net” benchmarks are regularly used by other registered investment companies and generally better align with the tax impact on the Fund’s foreign security holdings.

The above commentary expresses the portfolio managers’ views as of the date shown and should not be relied upon by the reader as research or investment advice. These views are subject to change. There is no guarantee that any forecasts made will come to pass.

Holdings are subject to change. Current and future holdings are subject to risk. Securities mentioned do not make up the entire portfolio and, in the aggregate, may represent a small percentage of the portfolio.

Investing involves risk including loss of principal. In addition to the normal risks associated with investing, international investments may involve risk of capital loss from unfavorable fluctuation in currency values, from differences in generally accepted accounting principles or from economic or political instability in other nations. Emerging markets involve heightened risks related to the same factors as well as increased volatility and lower trading volume. Diversification does not prevent all investment losses.

The Causeway Emerging Markets strategy uses quantitative factors that can be grouped into eight categories. The relative return attributed to a factor is the difference between the equally-weighted average return of the highest ranked quintle of companies in the strategy’s universe and that of the lowest ranked quintile of companies based on that factor.

Causeway Emerging Markets Fund

March 31, 2024

	One Year Return	Annualized 3 Year Return	Annualized 5 Year Return	Annualized 10 Year Return	Annualized Inception to Date*
Institutional Class	20.27%	-2.96%	3.82%	3.42%	3.96%
Investor Class	20.01%	-3.16%	3.58%	3.18%	3.77%
MSCI Emerging Markets Index (Net)	8.15%	-5.05%	2.22%	2.95%	3.16%
MSCI Emerging Markets Index (Gross)	8.59%	-4.68%	2.61%	3.33%	3.51%

* Inception is March 30, 2007.

The performance data represents past performance and is not an indication of future results. Investment return and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth less than their original cost and current performance may be higher or lower than the performance quoted. For performance data current to the most recent month end, please call 1-866-947-7000 or visit www.causewayfunds.com. Investment performance reflects contractual fee waivers in effect during certain periods. In the absence of such fee waivers, total return would be reduced. The contractual expense limits are in effect until January 31, 2025. Total returns assume reinvestment of dividends and capital gains distributions at net asset value when paid. Investor Class shares pay a shareholder service fee of up to 0.25% per annum of average daily net assets. Institutional Class shares pay no shareholder service fee. Pursuant to the current January 26, 2024 prospectus, the Fund’s annualized gross ratios of expenses in relation to average net assets were 1.16% and 1.41% for the Institutional Class and Investor Class, respectively, and the Fund’s annualized ratios of expenses in relation to net assets after fee waivers and reimbursements were 1.11% and 1.36% for the Institutional Class and Investor Class, respectively. For more information, please see the prospectus.

The MSCI Emerging Markets Index (the “Index”) is a free float-adjusted market capitalization weighted index, designed to measure equity market performance of emerging markets, consisting of 24 emerging country indices. The Index assumes reinvestment of dividends and capital gains, and does not reflect the payment of transaction costs, fees and expenses associated with an investment in the Fund. It is not possible to invest directly in an index. There are special risks in foreign investing (please see Note 5 in the Notes to Financial Statements). The MSCI Emerging Markets Index (Gross) is calculated to reflect reinvestment of distributions without any deductions for tax withholdings on such distributions. The MSCI Emerging Markets Index (Net) is calculated to reflect reinvestment of distributions after accounting for tax withholdings on such distributions by applying a maximum assumed tax withholding rate. The Fund believes “net” benchmarks are regularly used by other registered investment companies and generally better align with the tax impact on the Fund’s foreign security holdings.

MSCI has not approved, reviewed or produced this report, makes no express or implied warranties or representations, and is not liable whatsoever for any data in this report. You may not redistribute the MSCI data or use it as a basis for other indices or investment products.

Causeway Emerging Markets Fund

Schedule of Investments

March 31, 2024 (Unaudited)

Causeway Emerging Markets Fund	Number of Shares	Value (000)

COMMON STOCK
Brazil — 6.2%
Banco do Brasil SA	2,630,594	$29,729
Cia de Saneamento de Minas Gerais Copasa MG	819,300	3,550
Gerdau SA ADR	710,772	3,141
Minerva SA	1,067,700	1,443
Neoenergia S.A.	686,700	2,796
Petroleo Brasileiro SA, Class A ADR	2,186,029	32,572
SLC Agricola S.A.	903,700	3,564
Suzano S.A. [1]	781,000	9,963
TIM S.A.	2,244,900	7,963
		94,721
China — 23.5%
Agricultural Bank of China Ltd., Class H	22,387,000	9,439
Alibaba Group Holding Ltd. ADR	269,164	19,477
Autohome Inc. ADR	178,983	4,693
China Construction Bank Corp., Class H	63,108,000	38,057
China Everbright Environment Group Ltd.	5,684,000	2,208
China Galaxy Securities Co. Ltd., Class H	10,227,500	5,018
China Lumena New Materials Corp. [1,2]	264,100	—
China Railway Group Ltd., Class H	15,117,000	7,474
China Resources Pharmaceutical Group Ltd.	5,843,000	3,733
China State Construction International Holdings Ltd.	3,082,000	3,363
China Taiping Insurance Holdings Co. Ltd.	3,519,200	3,080
CITIC Ltd.	6,505,000	6,250
COSCO SHIPPING Holdings Co. Ltd., Class H	11,015,900	11,583
Daqo New Energy Corp. ADR [1]	190,518	5,363
FinVolution Group ADR	555,686	2,801
Gree Electric Appliances Inc. of Zhuhai, Class A	1,502,793	8,151
Greentown China Holdings Ltd.	2,842,500	2,266
Guangdong Xinbao Electrical Appliances Holdings Co. Ltd., Class A	1,599,700	3,636
Hello Group Inc. ADR	430,212	2,671
iQIYI Inc. ADR [1]	2,137,292	9,041

The accompanying notes are an integral part of the financial statements.

Causeway Emerging Markets Fund

Schedule of Investments (continued)

March 31, 2024 (Unaudited)

Causeway Emerging Markets Fund	Number of Shares	Value (000)

China — (continued)
Jiangxi Copper Co. Ltd., Class H	2,771,000	$4,723
JinkoSolar Holding Co. Ltd. ADR	150,291	3,786
Kuaishou Technology, Class B [1]	1,043,300	6,538
Midea Group Co. Ltd., Class A	349,519	3,123
NetEase Inc. ADR	111,467	11,533
Offshore Oil Engineering Co. Ltd., Class A	4,439,900	3,913
Orient Overseas International Ltd.	378,500	4,522
PDD Holdings Inc. ADR [1]	212,658	24,721
People's Insurance Company Group of China Ltd., Class H	4,421,000	1,412
PetroChina Co. Ltd., Class H	26,712,000	22,832
Qifu Technology Inc. ADR	377,120	6,950
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	2,238,536	3,232
Sinopharm Group Co. Ltd., Class H	1,732,400	4,438
Tencent Holdings Ltd.	1,844,989	71,613
Tencent Music Entertainment Group ADR [1]	551,985	6,177
Vipshop Holdings Ltd. ADR [1]	996,562	16,493
Weibo Corp. ADR	547,859	4,980
Yutong Bus Co. Ltd., Class A	2,199,420	5,715
Zhejiang Semir Garment Co. Ltd., Class A	3,647,307	2,695
ZTE Corp., Class H	2,027,000	4,040
		361,740
Greece — 0.1%
Mytilineos S.A.	56,243	2,170

India — 20.2%
Angel One Ltd.	89,062	3,252
Ashoka Buildcon Ltd. [1]	1,962,986	3,686
Aurobindo Pharma Ltd.	1,005,801	13,130
Bajaj Auto Ltd.	132,569	14,541
Bank of Baroda	3,136,400	9,930
Bharat Electronics Ltd.	2,467,052	5,960
Birlasoft Ltd.	317,878	2,828
Canara Bank	1,936,824	13,493
Chambal Fertilisers and Chemicals Ltd.	803,414	3,294

The accompanying notes are an integral part of the financial statements.

Causeway Emerging Markets Fund

Schedule of Investments (continued)

March 31, 2024 (Unaudited)

Causeway Emerging Markets Fund	Number of Shares	Value (000)

India — (continued)
Chennai Petroleum Corp. Ltd.	628,602	$6,835
Coal India Ltd.	2,057,118	10,707
Colgate-Palmolive India Ltd.	159,916	5,197
Cyient Ltd.	179,300	4,292
Dr Reddy's Laboratories Ltd.	109,205	8,063
GAIL India Ltd.	1,922,372	4,173
Global Health Ltd. [1]	214,636	3,400
Hindustan Aeronautics Ltd.	169,813	6,774
Indian Oil Corp. Ltd.	5,798,886	11,663
ITD Cementation India Ltd.	116,536	467
JK Tyre & Industries Ltd.	1,025,304	5,311
KPIT Technologies Ltd.	239,839	4,274
L&T Finance Holdings Ltd.	2,181,327	4,139
Larsen & Toubro Ltd.	188,026	8,485
LIC Housing Finance Ltd. [1]	924,323	6,771
Mahindra & Mahindra Ltd.	104,317	2,403
Manappuram Finance Ltd.	3,064,293	6,362
Max Healthcare Institute Ltd.	327,736	3,222
Natco Pharma Ltd.	443,592	5,064
NCC Ltd.	2,682,153	7,472
Nippon Life India Asset Management Ltd.	494,855	2,795
NTPC Ltd.	1,360,446	5,478
Oil & Natural Gas Corp. Ltd.	4,550,532	14,625
Power Finance Corp. Ltd.	1,170,130	5,475
Power Grid Corp of India Ltd.	1,772,125	5,884
REC Ltd.	3,718,144	20,106
Shriram Finance Ltd.	504,188	14,268
Tata Motors Ltd.	1,269,956	15,117
Trent Ltd.	88,886	4,208
Union Bank of India Ltd.	5,362,079	9,869
Varun Beverages Ltd.	747,258	12,531
Zomato Ltd. [1]	7,071,022	15,439
		310,983
Indonesia — 0.9%
Adaro Energy Indonesia Tbk PT	25,689,100	4,375
Astra International Tbk PT	14,118,000	4,586
Indo Tambangraya Megah Tbk PT	1,218,500	2,052
Perusahaan Gas Negara Tbk PT	33,462,700	2,870
		13,883

The accompanying notes are an integral part of the financial statements.

Causeway Emerging Markets Fund

Schedule of Investments (continued)

March 31, 2024 (Unaudited)

Causeway Emerging Markets Fund	Number of Shares	Value (000)

Kuwait — 0.2%
Mobile Telecommunications Co. KSCP	1,859,589	$2,967

Malaysia — 0.3%
Sime Darby Bhd	5,421,800	2,981
YTL Corp. BHD	3,976,200	2,193
		5,174
Mexico — 1.1%
Coca-Cola Femsa SAB de CV ADR	36,757	3,573
Fibra Uno Administracion SA de CV, Class REIT [3]	2,678,500	4,448
Grupo Aeroportuario del Sureste SAB de CV, Class B	52,655	1,661
Vista Energy SAB de CV ADR [1]	178,209	7,374
		17,056
Poland — 0.1%
Jastrzebska Spolka Weglowa S.A. [1]	223,309	2,077

Qatar — 0.2%
Ooredoo QPSC [1]	1,015,936	2,958

Russia — 0.0%
LUKOIL PJSC [1,2]	172,525	—
Sberbank of Russia PJSC ADR [1,2]	790,503	—
		—
Saudi Arabia — 1.5%
Arab National Bank	210,091	1,655
Etihad Etisalat Co.	454,195	6,370
Leejam Sports Co. JSC	89,870	5,228
National Medical Care Co.	60,982	3,041
Saudi Aramco Base Oil Co.	108,250	4,832
United Electronics Co.	85,321	2,175
		23,301
South Korea — 14.2%
AfreecaTV Co. Ltd.	55,369	5,063
CJ Corp.	29,377	2,666
DB HiTek Co. Ltd.	128,306	4,184
DB Insurance Co. Ltd.	90,628	6,483
DL E&C Co. Ltd.	104,321	2,852

The accompanying notes are an integral part of the financial statements.

Causeway Emerging Markets Fund

Schedule of Investments (continued)

March 31, 2024 (Unaudited)

Causeway Emerging Markets Fund	Number of Shares	Value (000)

South Korea — (continued)
GS Holdings Corp.	134,031	$4,829
Hana Financial Group Inc.	390,819	17,099
Hankook Tire & Technology Co. Ltd.	113,710	4,570
Hanwha Aerospace Co. Ltd.	52,179	8,042
Hanwha Corp.	166,022	3,478
HD Hyundai Electric Co. Ltd.	54,238	7,199
HD Hyundai Infracore Co. Ltd. [1]	677,677	4,309
Hyundai Glovis Co. Ltd.	35,104	4,709
Hyundai Marine & Fire Insurance Co. Ltd.	186,450	4,272
Industrial Bank of Korea	125,217	1,297
KB Financial Group Inc.	214,197	11,185
Kia Corp.	363,627	30,252
KIWOOM Securities Co. Ltd.	35,586	3,259
Korea Investment Holdings Co. Ltd.	74,260	3,674
Korean Air Lines Co. Ltd.	363,021	5,851
KT Corp.	78,048	2,200
KT&G Corp.	40,477	2,817
LX INTERNATIONAL CORP.	158,262	3,121
NongShim Co. Ltd.	8,444	2,336
OCI Holdings Co. Ltd.	46,879	3,277
Pan Ocean Co. Ltd.	1,110,496	3,514
PharmaResearch Co. Ltd.	39,567	2,916
Samsung Electronics Co. Ltd.	866,238	51,990
Samsung Securities Co. Ltd.	134,150	4,056
Shinsegae Inc.	21,444	2,713
SOLUM Co. Ltd. [1]	155,316	2,850
Youngone Corp.	82,658	2,484
		219,547
Taiwan — 20.3%
Alchip Technologies Ltd.	70,000	6,923
Arcadyan Technology Corp.	756,000	4,524
Asia Vital Components Co. Ltd.	626,019	10,602
Asustek Computer Inc.	603,000	7,980
Bora Pharmaceuticals Co. Ltd.	282,000	5,692
Chicony Electronics Co. Ltd.	682,000	4,720
Compal Electronics Inc.	5,320,000	6,367
Evergreen Marine Corp. Taiwan Ltd.	1,916,000	10,537
Gigabyte Technology Co. Ltd.	352,000	3,443
Gold Circuit Electronics Ltd.	534,000	4,079

The accompanying notes are an integral part of the financial statements.

Causeway Emerging Markets Fund

Schedule of Investments (continued)

March 31, 2024 (Unaudited)

Causeway Emerging Markets Fund	Number of Shares	Value (000)

Taiwan — (continued)
Hon Hai Precision Industry Co. Ltd.	6,027,298	$29,286
International Games System Co. Ltd.	259,000	9,104
MediaTek Inc.	561,000	20,334
MPI Corp.	145,000	1,380
Pou Chen Corp.	3,697,000	4,188
Powertech Technology Inc.	1,239,000	7,782
Quanta Computer Inc.	1,098,000	9,606
Radiant Opto-Electronics Corp.	768,000	4,139
Sercomm Corp.	1,351,000	6,079
Simplo Technology Co. Ltd.	129,000	1,820
Sitronix Technology Corp.	535,000	5,015
Taiwan Semiconductor Manufacturing Co. Ltd.	4,273,000	102,674
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	144,543	19,665
United Microelectronics Corp.	1,733,000	2,816
Wistron Corp.	1,963,000	7,391
Wistron NeWeb Corp.	1,234,000	5,957
Wiwynn Corp.	77,000	5,269
Yang Ming Marine Transport Corp.	4,113,000	5,667
		313,039
Thailand — 0.7%
Bangchak Corp. PCL	3,245,500	3,958
Bumrungrad Hospital	979,200	5,985
Sansiri PCL	27,968,600	1,303
		11,246
Turkey — 3.1%
Anadolu Efes Biracilik Ve Malt Sanayii AS	790,286	3,696
Dogus Otomotiv Servis ve Ticaret AS	627,161	6,081
Haci Omer Sabanci Holding AS	2,250,141	5,770
KOC Holding AS	2,328,820	14,651
Mavi Giyim Sanayi Ve Ticaret AS, Class B	1,752,962	3,823
Turk Hava Yollari AO [1]	934,306	8,605
Yapi ve Kredi Bankasi AS	5,856,267	4,981
		47,607
United Arab Emirates — 0.9%
Emaar Properties PJSC	3,462,184	7,684

The accompanying notes are an integral part of the financial statements.

Causeway Emerging Markets Fund

Schedule of Investments (continued)

March 31, 2024 (Unaudited)

Causeway Emerging Markets Fund	Number of Shares	Value (000)

United Arab Emirates — (continued)
Emirates NBD Bank PJSC [1]	1,391,358	$6,554
		14,238
Total Common Stock
(Cost $1,293,352) — 93.5%		1,442,707

	Face Amount

EQUITY-LINKED NOTES
Citigroup Global Markets Holdings Inc. (Underlying Reference is a Basket Consisting of China A Shares Available Via Hong Kong Stock Connect)
4/10/2024[1,4,5]	$13,292,074	13,259
Citigroup Global Markets Holdings Inc. (Underlying Reference is MSCI China A Inclusion Net Return USD Index)
9/27/2024[1,4,5]	31,204,000	29,928

Total Equity-Linked Notes
(Cost $44,496) — 2.8%		43,187

	Number of Shares

PREFERENCE STOCK
Brazil — 1.3%
Bradespar SA	2,254,500	9,282
Cia Energetica de Minas Gerais	2,479,000	6,218
Marcopolo SA	2,781,940	4,177
		19,677

Total Preference Stock
(Cost $19,649) — 1.3%		19,677

The accompanying notes are an integral part of the financial statements.

Causeway Emerging Markets Fund

Schedule of Investments (continued)

March 31, 2024 (Unaudited)

Causeway Emerging Markets Fund	Number of Shares	Value (000)

SHORT-TERM INVESTMENT
Invesco Short-Term Investment Trust: Government & Agency Portfolio, Institutional Class, 5.241% *	37,157,242	$37,157

Total Short-Term Investment
(Cost $37,157) — 2.4%		37,157

Total Investments — 100.0%
(Cost $1,394,654)		1,542,728

Liabilities in Excess of Other Assets — 0.0%		(300)

Net Assets — 100.0%		$1,542,428

A list of the open futures contracts held by the Fund at March 31, 2024, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (000)	Value (000)	Unrealized Depreciation (000)
Long Contracts
MSCI Emerging Markets	634	Jun-2024	$33,559	$33,253	$(306)

*	The rate reported is the 7-day effective yield as of March 31, 2024.
1	Non-income producing security.
2	Level 3 security in accordance with fair value hierarchy.
3	Real Estate Investment Trust.
4

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On March 31, 2024, the value of these securities amounted to $43,187 (000) representing 2.8% of the Net Assets.

5

Equity linked note or certificate issued by Citigroup Global Markets Holdings Inc. providing exposure to the price movements of the underlying reference(s) noted, plus an outperformance rate of return that is fixed at the time of issuance.

ADR	American Depositary Receipt
JSC	Joint-Stock Company
MSCI	Morgan Stanley Capital International
PJSC	Public Joint-Stock Company
USD	United States Dollar

Amounts designated as “—“ are $0 or are rounded to $0.

The accompanying notes are an integral part of the financial statements.

Causeway Emerging Markets Fund

Schedule of Investments (continued)

March 31, 2024 (Unaudited)

The table below sets forth information about the Levels within the fair value hierarchy at which the Fund’s investments and other financial instruments are measured at March 31, 2024:

Investments in Securities	Level 1 (000)	Level 2 (000)	Level 3 (000)†		Total (000)
Common Stock
Brazil	$94,721	$—	$—		$94,721
China	361,740	—	—	^	361,740
Greece	2,170	—	—		2,170
India	310,983	—	—		310,983
Indonesia	13,883	—	—		13,883
Kuwait	2,967	—	—		2,967
Malaysia	—	5,174	—		5,174
Mexico	17,056	—	—		17,056
Poland	2,077	—	—		2,077
Qatar	2,958	—	—		2,958
Russia	—	—	—	^	—
Saudi Arabia	23,301	—	—		23,301
South Korea	219,547	—	—		219,547
Taiwan	313,039	—	—		313,039
Thailand	—	11,246	—		11,246
Turkey	47,607	—	—		47,607
United Arab Emirates	14,238	—	—		14,238
Total Common Stock	1,426,287	16,420	—		1,442,707
Equity-Linked Notes	—	43,187	—		43,187
Preference Stock
Brazil	19,677	—	—		19,677
Total Preference Stock	19,677	—	—		19,677
Short-Term Investment	37,157	—	—		37,157
Total Investments in Securities	$1,483,121	$59,607	$—		$1,542,728

Other Financial Instruments	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Futures Contracts * Unrealized Depreciation	$(306)	$—	$—	$(306)
Total Other Financial Instruments	$(306)	$—	$—	$(306)

† A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the end of the period in relation to net assets. Management has concluded that Level 3 investments are

The accompanying notes are an integral part of the financial statements.

Causeway Emerging Markets Fund

Schedule of Investments (concluded)

March 31, 2024 (Unaudited)

not material in relation to net assets.

^ Security is fair valued at zero. Level 3 security in accordance with fair value hierarchy.

*	Futures contracts are valued at the unrealized depreciation on the instruments.

Amounts designated as “—” are $0 or are rounded to $0.

For more information on valuation inputs, see Note 2 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

Causeway Emerging Markets Fund

Sector Diversification

As of March 31, 2024, the sector diversification was as follows (Unaudited):

Causeway Emerging Markets Fund	Common Stock	Preference Stock	% of Net Assets
Information Technology	23.6%	0.0%	23.6%
Financials	17.0	0.0	17.0
Consumer Discretionary	12.9	0.0	12.9
Industrials	11.3	0.3	11.6
Communication Services	9.8	0.0	9.8
Energy	7.8	0.0	7.8
Health Care	4.0	0.0	4.0
Materials	2.0	0.6	2.6
Consumer Staples	2.1	0.0	2.1
Utilities	1.9	0.4	2.3
Real Estate	1.1	0.0	1.1
Total	93.5%	1.3%	94.8%
Equity-Linked Notes			2.8
Short-Term Investment			2.4
Other Assets in Excess of Liabilities			–
Net Assets			100.0%

The accompanying notes are an integral part of the financial statements.

Causeway Emerging Markets Fund

Statement of Assets and Liabilities (000)*
(Unaudited)

CAUSEWAY EMERGING MARKETS FUND
3/31/24
ASSETS:
Investments at Value (Cost $1,394,654)	$1,542,728
Cash pledged as collateral for futures contracts	1,916
Foreign Currency (Cost $472)	534
Receivable for Dividends	6,591
Receivable for Fund Shares Sold	4,077
Receivable for Tax Reclaims	616
Receivable for Investment Securities Sold	419
Variation Margin Receivable	136
Unrealized Appreciation on Spot Foreign Currency Contracts	1
Prepaid Expenses	56
Total Assets	1,557,074
LIABILITIES:
Accrued Foreign Capital Gains Tax on Appreciated Securities	11,681
Payable Due to Adviser	1,178
Payable for Fund Shares Redeemed	899
Due to Custodian	285
Payable for Shareholder Service Fees - Investor Class	112
Payable Due to Administrator	23
Payable for Trustees' Fees	18
Payable for Investment Securities Purchased	5
Other Accrued Expenses	445
Total Liabilities	14,646
Net Assets	$1,542,428
NET ASSETS:
Paid-in Capital (unlimited authorization — no par value)	$1,532,462
Total Distributable Earnings	9,966
Net Assets	$1,542,428
Net Asset Value Per Share (based on net assets of $1,240,824,010 ÷ 117,271,368 shares) - Institutional Class	$10.58
Net Asset Value Per Share (based on net assets of $301,604,466 ÷ 28,064,413 shares) - Investor Class	$10.75

* Except for Net Asset Value Per Share data.

The accompanying notes are an integral part of the financial statements.

Causeway Emerging Markets Fund

Statement of Operations (000)
(Unaudited)

CAUSEWAY EMERGING MARKETS FUND
10/01/23 to 3/31/24
INVESTMENT INCOME:
Dividend Income (net of foreign taxes withheld of $2,574)	$15,339
Total Investment Income	15,339
EXPENSES:
Investment Advisory Fees	6,139
Shareholder Service Fees — Investor Class	338
Administration Fees	116
Custodian Fees	378
Transfer Agent Fees	81
Professional Fees	55
Trustees' Fees	36
Registration Fees	36
Printing Fees	32
Other Fees	253
Total Expenses	7,464
Waiver of Investment Advisory Fees	(375)
Total Waiver	(375)
Net Expenses	7,089
Net Investment Income	8,250

Net Realized Gain (Loss) on:
Investments	1,368
Futures Contracts	1,152
Foreign Capital Gains Tax	(4,058)
Foreign Currency Transactions	(556)
Net Realized Gain (Loss)	(2,094)

Net Unrealized Appreciation (Depreciation) on:
Investments	171,897
Futures Contracts	275
Accrued Foreign Capital Gains Tax on Appreciated Securities	(6,018)
Foreign Currency and Translation of Other Assets and Liabilities Denominated in Foreign Currency	38
Net Unrealized Appreciation (Depreciation)	166,192
Net Realized and Unrealized Gain	164,098
Net Increase in Net Assets Resulting from Operations	$172,348

The accompanying notes are an integral part of the financial statements.

Causeway Emerging Markets Fund

Statements of Changes in Net Assets (000)

	CAUSEWAY EMERGING MARKETS FUND
	10/01/23 to 3/31/24 (Unaudited )	10/01/22 to 9/30/23
OPERATIONS:
Net Investment Income	$8,250	$40,899
Net Realized Loss	(2,094)	(68,050)
Net Change in Unrealized Appreciation	166,192	235,974

Net Increase in Net Assets Resulting From Operations	172,348	208,823
DISTRIBUTIONS:
Institutional Class	(43,224)	(48,883)
Investor Class	(12,029)	(8,933)
Total Distributions to Shareholders	(55,253)	(57,816)
Net Increase (Decrease) in Net Assets Derived from Capital Share Transactions(1)	208,623	(305,690)
Total Increase (Decrease) in Net Assets	325,718	(154,683)
NET ASSETS:
Beginning of Period	1,216,710	1,371,393
End of Period	$1,542,428	$1,216,710

(1)	See Note 7 in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

Causeway Emerging Markets Fund

Financial Highlights

For the Six Months Ended March 31, 2024 (Unaudited) and the Fiscal Years Ended September 30,

For a Share Outstanding Throughout the Fiscal Years

	Net Asset Value, Beginning of Period ($)	Net Investment Income ($)†	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Dividends from Net Investment Income ($)	Distributions from Capital Gains ($)	Total Dividends and Distributions ($)	Redemption Fees ($)
Causeway Emerging Markets Fund
Institutional
2024(1)	9.62	0.07	1.37	1.44	(0.48)	—	(0.48)	—
2023	8.60	0.30	1.15	1.45	(0.43)	—	(0.43)	—
2022	14.87	0.34	(3.81)	(3.47)	(0.40)	(2.40)	(2.80)	—
2021	12.77	0.22	2.09	2.31	(0.21)	—	(0.21)	—
2020	11.87	0.16	1.01	1.17	(0.27)	—	(0.27)	—
2019	12.77	0.25	(0.92)	(0.67)	(0.23)	—	(0.23)	—	(2)
Investor
2024(1)	9.76	0.06	1.38	1.44	(0.45)	—	(0.45)	—
2023	8.69	0.29	1.17	1.46	(0.39)	—	(0.39)	—
2022	14.99	0.29	(3.84)	(3.55)	(0.35)	(2.40)	(2.75)	—
2021	12.88	0.21	2.08	2.29	(0.18)	—	(0.18)	—
2020	11.97	0.15	1.00	1.15	(0.24)	—	(0.24)	—
2019	12.84	0.23	(0.92)	(0.69)	(0.18)	—	(0.18)	—	(2)

†	Per share amounts calculated using average shares method.
(1)	All ratios for periods less than one year are annualized. Total returns and portfolio turnover rate are for the period indicated and have not been annualized.
(2)	Amount represents less than $0.01 per share.

Amounts designated as “—” are $0 or round to $0.

The accompanying notes are an integral part of the financial statements.

Causeway Emerging Markets Fund

Net Asset Value, End of Period ($)	Total Return (%)	Net Assets, End of Period ($000)	Ratio of Expenses to Average Net Assets (%)	Ratio of Expenses to Average Net Assets (Excluding Waivers and Reimburse- ments) (%)	Ratio of Net Investment Income to Average Net Assets (%)	Portfolio Turnover Rate (%)

10.58	15.52	1,240,824	1.10	1.16	1.41	50
9.62	17.32	969,435	1.11	1.16	3.22	93
8.60	(28.39)	1,116,479	1.10	1.13	2.98	68
14.87	18.06	2,187,057	1.10	1.11	1.40	46
12.77	9.79	2,667,366	1.08	1.08	1.33	41
11.87	(5.15)	3,448,261	1.16	1.16	2.05	39

10.75	15.34	301,604	1.35	1.41	1.12	50
9.76	17.26	247,275	1.36	1.41	3.03	93
8.69	(28.63)	254,914	1.35	1.38	2.42	68
14.99	17.78	684,530	1.35	1.36	1.37	46
12.88	9.55	554,976	1.31	1.31	1.20	41
11.97	(5.32)	395,539	1.39	1.39	1.90	39

The accompanying notes are an integral part of the financial statements.

Causeway Emerging Markets Fund

Notes to Financial Statements (Unaudited)

1.	Organization

Causeway Emerging Markets Fund (the “Fund”) is a series of Causeway Capital Management Trust (the “Trust”). The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and is a Delaware statutory trust that was established on August 10, 2001. The Fund began operations on March 30, 2007. The Fund is authorized to offer two classes of shares, the Institutional Class and the Investor Class. The Declaration of Trust authorizes the issuance of an unlimited number of shares of beneficial interest of the Fund. The Fund is diversified. The Fund’s prospectus provides a description of the Fund’s investment objectives, policies and strategies. As of March 31, 2024, the Trust has four additional series, the financial statements of which are presented separately.

2.	Significant Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Fund.

Use of Estimates in the Preparation of Financial Statements – The Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The Fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amount of net assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation – Except as described below, securities listed on a securities exchange (except the NASDAQ Stock Market (“NASDAQ”)) or Over-the-Counter (“OTC”) for which market quotations are available are valued at the last reported sale price as of the close of trading on each business day, or, if there is no such reported sale, at the last reported bid price for long positions. For securities traded on NASDAQ, the NASDAQ Official Closing Price is used. Securities listed on multiple exchanges or OTC markets are valued on the exchange or OTC market considered by the Fund to be the primary market. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Fund are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent pricing agent, the Fund seeks to obtain a bid price from at least one independent broker. Investments in money market funds are valued daily at the net asset value per share.

Futures contracts are valued at the settlement price established each day by the board of exchange on which they are traded, and such settlement prices are provided by an independent source. On days when there is excessive volume or market volatility or when a futures contract does not end trading by the time the Fund calculates its net asset value, the settlement price may not be available at the time the Fund calculates its net asset value. On such days, the best available price (which is typically the last sale price) may be used to value the Fund’s futures contracts. Participation notes, warrants or equity-linked notes used to obtain exposure to the China A-Share market are fair valued based on the underlying stocks and terms of the note, warrant, or equity-linked note including those related to performance and fees.

Securities for which market prices are not “readily available” are valued in accordance with fair

Causeway Emerging Markets Fund

Notes to Financial Statements (Unaudited)

(continued)

value pricing procedures approved by the Fund’s Board of Trustees (the “Board”). The Fund’s fair value pricing procedures are overseen by the Fund’s valuation designee, Causeway Capital Management LLC (“Adviser”), and implemented through a Fair Value Committee (the “Committee”). Some of the more common reasons that may necessitate that a security be valued using fair value pricing procedures include: the security’s trading has been halted or suspended; the security has been delisted from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security’s primary pricing source is not able or willing to provide a price. When the Committee values a security in accordance with the fair value pricing procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

The Fund uses a third party vendor to fair value certain non-U.S. securities if there is a movement in the U.S. market that exceeds thresholds established by the Committee. The vendor provides fair values for foreign securities based on factors and methodologies involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security and such fair values are applied by the administrator if a pre-determined confidence level is reached for the security.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The guidance establishes three levels of fair value hierarchy as follows:

●	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

●

Level 2 — Quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets which are not active, or prices based on inputs that are observable (either directly or indirectly); and

●	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 which fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the reporting period. Changes in the classification between Levels 1 and 2 occur primarily when foreign equity securities are fair valued by the Fund’s third party vendor using other observable market–based inputs in place of closing exchange prices due to events occurring after foreign market closures or when foreign markets are closed, and/or when adjustments are made to security values for “foreign line” securities using “local line” prices. Due to currency and ownership restrictions on foreign

Causeway Emerging Markets Fund

Notes to Financial Statements (Unaudited)

(continued)

persons in certain countries, including without limitation Thailand, securities sometimes trade via a “foreign line” (designated for foreign ownership) and via a “local line” (shares traded locally and held by residents). Liquidity of shares held in the foreign line is often more limited than the local line. As the last traded price of a foreign line may not represent fair value, if the securities can readily be traded through a broker to access the local line, the securities may be priced using the last traded local line price.

As of and during the six months ended March 31, 2024, there were no changes to the Fund’s fair value methodologies.

Federal Income Taxes – The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute substantially all of its taxable income. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 tax years, as applicable), and on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the six months ended March 31, 2024, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Fund did not incur any significant interest or penalties.

Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund or its agent files withholding tax reclaims in certain jurisdictions to recover certain amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. Professional fees paid to those that provide assistance in receiving the tax reclaims, which generally are contingent upon successful receipt of reclaimed amounts, are recorded in Professional Fees on the Statement of Operations once the amounts are due. The professional fees related to pursuing these tax reclaims are not subject to the Adviser’s expense limit agreement described in Note 3.

Security Transactions and Related Income – Security transactions are accounted for on the date the security is purchased or sold (trade date). Dividend income is recognized on the ex-dividend date, and interest income is recognized using the accrual basis of accounting. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold.

Foreign Currency Translation – The books and records of the Fund are maintained in U.S. dollars on the following basis:

(1)    the market value or fair value of investment securities, assets and liabilities is converted at the current rate of exchange; and

Causeway Emerging Markets Fund

Notes to Financial Statements (Unaudited)

(continued)

(2)    purchases and sales of investment securities, income and expenses are converted at the relevant rates of exchange prevailing on the respective dates of such transactions.

The Fund does not isolate that portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.

Foreign Currency Exchange Contracts – When the Fund purchases or sells foreign securities, it enters into corresponding foreign currency exchange contracts to settle the securities transactions. Losses from these foreign exchange transactions may arise from changes in the value of the foreign currency between trade date and settlement date or if the counterparties do not perform under the contract’s terms.

Futures Contracts – To the extent consistent with its investment objective and strategies, the Fund may use futures contracts for cash management as well as to enhance the Fund’s returns. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are marked to market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss on the Statement of Operations equal to the difference between the contract price at closing and the contract price at opening.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities.

Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market,

resulting in an inability to close a position prior to its maturity date. Third, the futures contract involves the risk that the Fund could lose more than the original margin deposit required to initiate a futures transaction. Finally, the risk exists that losses could exceed amounts disclosed on the Statement of Assets and Liabilities. Refer to the Fund’s Schedule of Investments for details regarding open futures contracts as of March 31, 2024.

The Fund invests in futures contracts, including futures contracts based on emerging markets indices, to obtain exposures to emerging markets for cash management or other reasons.

All futures held during the year were equity risk contracts. During the six months ended March 31, 2024, the average quarterly notional amount of futures was $23,020 (000).

Equity-Linked Notes – An equity-linked note is a structured security with a return linked to one or more underlying reference equity securities or an index of securities. Changes in the market value of equity-linked notes are recorded as unrealized appreciation or depreciation and realized gains or losses are recorded upon the sale or maturity of the notes in the Statement of Operations within investments in securities. The risks of investing in equity-linked notes include unfavorable price movements in the underlying securities and the credit risk of the issuing financial institution. Equity-linked notes may be more volatile and less liquid than other investments held by the Fund.

Expense/Classes – Expenses that are directly related to one Fund of the Trust are charged directly to that Fund. Other operating expenses of the Trust are prorated to the Fund and the other series of the Trust on the basis of relative daily net assets. Expenses of the Shareholder Service Plan and Agreement for the Investor Class are borne by that class of shares. Income,

Causeway Emerging Markets Fund

Notes to Financial Statements (Unaudited)

(continued)

realized and unrealized gains (losses) and non-class specific expenses are allocated to the respective classes on the basis of relative daily net assets.

Dividends and Distributions – Dividends from net investment income, if any, are declared and paid on an annual basis. Any net realized capital gains on sales of securities are distributed to shareholders at least annually.

Cash – Idle cash may be swept into various time deposit accounts and is classified as cash on the Statement of Assets and Liabilities. The Fund maintains cash in bank deposit accounts which, at times, may exceed United States federally insured limits. Amounts invested and earned income are available on the same business day.

3.	Investment Advisory, Administration, Shareholder Service and Distribution Agreements

The Trust, on behalf of the Fund, has entered into an Investment Advisory Agreement (the “Advisory Agreement”) with the Adviser. Under the Advisory Agreement, the Adviser is entitled to a monthly fee equal to an annual rate of 1.00% of the Fund’s average daily net assets. The Adviser has contractually agreed through January 31, 2025 to waive its fee and, to the extent necessary, reimburse the Fund to keep total annual fund operating expenses (excluding brokerage fees and commissions, interest, taxes, shareholder service fees, fees and expenses of other funds in which the Fund invests, tax reclaim-related fees and expenses, and extraordinary expenses) from exceeding 1.10% of Institutional Class and Investor Class average daily net assets. For the six months ended March 31, 2024, the Adviser waived $374,949 of its advisory fee. The expense waivers and reimbursements are not subject to recapture.

The Trust and SEI Investments Global Funds Services (the “Administrator”) have entered into an Administration

Agreement. Under the terms of the Administration Agreement, the Administrator is entitled to an annual fee which is calculated daily and paid monthly based on the aggregate average daily net assets of the Trust subject to a minimum annual fee.

The Trust has adopted a Shareholder Service Plan and Agreement for Investor Class shares that allows the Trust to pay broker-dealers and other financial intermediaries a fee of up to 0.25% per annum of average daily net assets for services provided to Investor Class shareholders. For the six months ended March 31, 2024, the Investor Class paid 0.25% annualized of average daily net assets under this plan.

The Trust and SEI Investments Distribution Co. (the “Distributor”) have entered into a Distribution Agreement. The Distributor receives no fees from the Fund for its distribution services under this agreement.

The officers of the Trust are also officers or employees of the Administrator or Adviser. They receive no fees for serving as officers of the Trust.

As of March 31, 2024, approximately $45 (000) of the Fund’s net assets were held by investors affiliated with the Adviser.

4.	Investment Transactions

The cost of security purchases and the proceeds from the sales of securities, other than short-term investments, during the six months ended March 31, 2024, for the Fund were as follows (000):

Purchases	Sales
$743,842	$604,039

5.	Risks of Foreign Investing

Because the Fund invests most of its assets in foreign securities, the Fund is subject to additional risks. For example, the value of the Fund’s securities may be

Causeway Emerging Markets Fund

Notes to Financial Statements (Unaudited)

(continued)

affected by social, political and economic developments and U.S. and foreign laws relating to foreign investments. Further, because the Fund invests in securities denominated in foreign currencies, the Fund’s securities may go down in value depending on foreign exchange rates. Other risks include trading, settlement, custodial, and other operational risks; withholding or other taxes; and the less stringent investor protection and disclosure standards of some foreign markets. All of these factors can make foreign securities less liquid, more volatile and harder to value than U.S. securities. These risks are higher for emerging markets investments.

Global economies are increasingly interconnected, and political, economic and other conditions and events (including, but not limited to, war, conflicts, natural disasters, pandemics, epidemics, inflation/deflation, and social unrest) in one country or region might adversely impact a different country or region. Furthermore, the occurrence of severe weather or geological events, fires, floods, earthquakes, climate change or other natural or man-made disasters, outbreaks of disease, epidemics and pandemics, malicious acts, cyber-attacks or terrorist acts, among other events, could adversely impact the performance of the Fund. These events may result in, among other consequences, closing borders, exchange closures, health screenings, healthcare service delays, quarantines, cancellations, supply chain disruptions, lower consumer demand, market volatility and general uncertainty. These events could adversely impact issuers, markets and economies over the short- and long-term, including in ways that cannot necessarily be foreseen. The Fund could be negatively impacted if the value of a portfolio holding were harmed by political or economic conditions or events. Moreover, negative political and economic conditions and events could disrupt the processes necessary for the Fund’s operations.

For example, Russia’s invasion of Ukraine in February 2022, the resulting responses by the U.S. and other countries, and the potential for wider conflict, have increased and may continue to increase volatility and uncertainty in financial markets worldwide. The U.S. and other countries have imposed broad-ranging economic sanctions on Russia and Russian entities and individuals, and may impose additional sanctions, including on other countries that provide military or economic support to Russia. These sanctions, among other things, restrict companies from doing business with Russia and Russian issuers, and may adversely affect companies with economic or financial exposure to Russia and Russian issuers. The extent and duration of Russia’s military actions and the repercussions of such actions are not known. The invasion may widen beyond Ukraine and may escalate, including through retaliatory actions and cyberattacks by Russia and even other countries. These events may result in further and significant market disruptions and may adversely affect regional and global economies including those of Europe and the U.S. Certain industries and markets, such as those involving oil, natural gas and other commodities, as well as global supply chains, may be particularly adversely affected. Whether or not the Fund invests in securities of issuers located in Russia, Ukraine and adjacent countries or with significant exposure to issuers in these countries, these events could negatively affect the value and liquidity of the Fund’s investments. In addition, armed conflict between Israel, Hamas and other groups in the Middle East and related events could cause significant market disruptions and volatility. These and other similar events could negatively affect Fund performance.

6.	Federal Tax Information

The Fund is classified as a separate taxable entity for Federal income tax purposes. The Fund intends to continue to qualify as a separate “regulated investment

Causeway Emerging Markets Fund

Notes to Financial Statements (Unaudited)

(continued)

company” under Subchapter M of the Internal Revenue Code and make the requisite distributions to shareholders that will be sufficient to relieve it from Federal income tax and Federal excise tax. Therefore, no Federal tax provision is required. To the extent that dividends from net investment income and distributions from net realized capital gains exceed amounts reported in the financial statements, such amounts are reported separately.

The Fund may be subject to taxes imposed by countries in which it invests in issuers existing or operating in such countries. Such taxes are generally based on income earned. The Fund accrues such taxes when the related income is earned. Dividend and interest income is recorded net of non-U.S. taxes paid. Gains realized by the Fund on the sale of securities in certain countries are subject to non-U.S. taxes. Expected capital gains taxes on appreciated securities, if any, are accrued as unrealized losses and incurred capital gains taxes are reflected as realized losses upon the sale of the related security. The Fund records a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

The amounts of distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from those amounts determined under U.S. GAAP. These book/tax differences are either temporary or permanent in nature. The character of distributions made during the year from net investment income or net realized gains, and the timing of distributions made during the year may differ from those during the year that the income or realized gains (losses) were recorded by the Fund. To the extent these differences are permanent, adjustments are made to the appropriate equity accounts in the period that the differences arise.

The tax character of dividends and distributions declared during the fiscal years ended September 30, 2023 and September 30, 2022 was as follows (000):

	Ordinary Income	Long-Term Capital Gain	Total
2023	$57,816	$—	$57,816
2022	70,076	379,282	449,358

As of September 30, 2023, the components of distributable earnings (accumulated losses) on a tax basis were as follows (000):

Undistributed Ordinary Income	$44,469
Capital Loss Carryforwards	(38,144)
Post October Losses	(34,674)
Unrealized Depreciation	(78,778)
Other Temporary Differences	(2)
Total Accumulated Losses	$(107,129)

Post-October losses represent losses realized on investment transactions from November 1, 2022 through September 30, 2023, that, in accordance with Federal income tax regulations, the Fund may elect to defer and treat as having arisen in the following fiscal year.

The Fund is permitted to carry forward capital losses for an unlimited period. Capital losses that are carried forward will retain their character as either short-term or long-term capital losses. Losses carried forward are as follows (000):

Short-Term Loss	Long-Term Loss	Total
$38,144	$—	$38,144

For the fiscal year ended September 30, 2023, the Fund did not use any capital loss carryforwards.

At March 31, 2024, the total cost of investments for Federal income tax purposes and the aggregate gross

Causeway Emerging Markets Fund

Notes to Financial Statements (Unaudited)

(continued)

unrealized appreciation and depreciation on investments for the Fund were as follows (000):

Federal Tax Cost	Appreciated Securities	Depreciated Securities	Net Unrealized Appreciation
$1,394,654	$231,689	$(83,615)	$148,074

7.	Capital Shares Issued and Redeemed (000)

	Six Months Ended March 31, 2024 (Unaudited)		Fiscal Year Ended September 30, 2023
	Shares	Value	Shares	Value
Institutional Class
Shares Sold	35,724	$368,556	25,790	$239,163
Shares Issued in Reinvestment of Dividends and Distributions	4,045	38,270	4,982	43,786
Shares Redeemed	(23,240)	(224,935)	(59,880)	(553,150)
Increase (Decrease) in Shares Outstanding Derived from Institutional Class Transactions	16,529	181,891	(29,108)	(270,201)
Investor Class
Shares Sold	6,773	66,539	20,388	184,622
Shares Issued in Reinvestment of Dividends and Distributions	1,247	11,993	997	8,903
Shares Redeemed	(5,302)	(51,800)	(25,368)	(229,014)
Increase (Decrease) in Shares Outstanding Derived from Investor Class Transactions	2,718	26,732	(3,983)	(35,489)
Net Increase (Decrease) in Shares Outstanding from Capital Share Transactions	19,247	$208,623	(33,091)	$(305,690)

8.	Significant Shareholder Concentration

As of March 31, 2024, three of the Fund's shareholders of record owned 46% of the Institutional Class shares. The Fund may be adversely affected when a shareholder purchases or redeems large amounts of shares, which may impact the Fund in the same manner as a high volume of redemption requests. Such large shareholders may include, but are not limited to, institutional investors and asset allocators who make investment decisions on behalf of underlying clients. Significant shareholder purchases and redemptions may adversely impact the Fund’s portfolio management and may cause the Fund to make investment decisions at inopportune times or prices or miss attractive investment opportunities. Such transactions may also increase the Fund’s transaction costs, accelerate the realization of taxable income if sales of securities result in gains, or otherwise cause the Fund to perform differently than intended.

9.	Indemnifications

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of his or her duties to the Fund. Additionally, in the normal course of business,

Causeway Emerging Markets Fund

Notes to Financial Statements (Unaudited)

(concluded)

the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

10.	Line of Credit

The Fund, along with certain other series of the Trust, was a party to an agreement which enabled it to participate in a $10 million secured committed revolving line of credit with The Bank of New York Mellon which expired on February 14, 2024. The proceeds from the borrowings, if any, were used to finance the Fund’s short-term general working capital requirements, including the funding of shareholder redemptions. Interest, if any, was charged to the Fund based on its borrowings during the period at the applicable rate plus 1.5%. The Fund was also charged a portion of a commitment fee of 0.20% per annum. As of March 31, 2024, there were no borrowings outstanding under the line of credit.

11.	Subsequent Events

The Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no disclosures and/or adjustments were required to the financial statements.

Causeway Emerging Markets Fund

Disclosure of Fund Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees (if any), and (2) ongoing costs, including management fees, shareholder service fees, and other Fund expenses. It is important for you to understand the impact of these costs on your investment returns.

Ongoing operating expenses are deducted from a mutual fund’s gross income and directly reduce its final investment return. These expenses are expressed as a percentage of a mutual fund’s average net assets; this percentage is known as a mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in the Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (October 1, 2023 to March 31, 2024).

The table on the next page illustrates the Fund’s costs in two ways:

Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that the Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown under “Expenses Paid During Period.”

Hypothetical 5% Return. This section helps you compare the Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess the Fund’s comparative cost by comparing the hypothetical result for the Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT the Fund’s actual return — the account values shown may not apply to your specific investment.

Causeway Emerging Markets Fund

Disclosure of Fund Expenses (Unaudited)

(concluded)

	Beginning Account Value 10/01/23	Ending Account Value 3/31/24	Annualized Expense Ratios	Expenses Paid During Period*
Causeway Emerging Markets Fund
Actual Fund Return
Institutional Class	$1,000.00	$1,155.20	1.10%	$5.93
Hypothetical 5% Return
Institutional Class	$1,000.00	$1,019.50	1.10%	$5.55
Actual Fund Return
Investor Class	$1,000.00	$1,152.30	1.35%	$7.26
Hypothetical 5% Return
Investor Class	$1,000.00	$1,018.25	1.35%	$6.81

*	Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period.)

Causeway Emerging Markets Fund

Liquidity Risk Mangement Program (Unaudited)

In October 2016, the Securities and Exchange Commission (“SEC”) adopted Rule 22e-4, or the “Liquidity Rule,” under the Investment Company Act of 1940. The Liquidity Rule requires a mutual fund to adopt a liquidity risk management program (“Program”). In June 2018, the SEC adopted a requirement that a mutual fund disclose information about the operation and effectiveness of its Program in its reports to shareholders.

The Fund has adopted and implemented a Program pursuant to the Liquidity Rule, effective December 1, 2018. The Program is intended to provide a framework for: (1) assessing and managing the Fund’s liquidity risk (i.e., the risk that the Fund could not meet requests to redeem shares without significantly diluting remaining investors’ interests) based on a variety of factors, including the Fund’s investment strategy and liquidity of its portfolio investments, (2) classifying the liquidity of the Fund’s investments, (3) determining the Fund’s highly liquid investment minimum (“HLIM”), if applicable, (4) complying with the Fund’s illiquid investment limit, and (5) reporting to the Fund’s Board of Trustees. The Board of Trustees designated the Fund’s investment adviser, Causeway Capital Management LLC (the “Program Administrator”), to administer the Program. The Program Administrator established a liquidity risk management group to assist the Program Administrator in administering the Program.

Under the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories defined by the SEC: highly liquid, moderately liquid, less liquid, and illiquid. Liquidity classifications take into account a variety of market, trading, and investment factors, including the Fund’s reasonably anticipated trade size, and the Program Administrator has engaged a third-party vendor to assist with the classification of portfolio investments.

The Liquidity Rule prohibits mutual funds from acquiring investments that would cause their illiquid investments to exceed 15% of net assets. The Liquidity Rule also requires funds that do not primarily hold assets that are highly liquid investments to determine a minimum percentage of net assets to be invested in highly liquid investments (the HLIM). The Program includes provisions designed to comply with the 15% limit on illiquid investments and for determining and complying with the HLIM requirement, as applicable.

In accordance with the Liquidity Rule, the Program Administrator prepared, and the Fund’s Board of Trustees reviewed, a report regarding the operation and effectiveness of the Program for the period from January 1, 2023 through December 31, 2023. During the period, there were no liquidity events that materially impacted the Fund’s ability to timely meet redemptions without significantly diluting remaining investors’ interests. The report concluded that the Program remains reasonably designed to assess and manage the Fund’s liquidity risk, and that during the period the Program was implemented effectively.

Causeway Emerging Markets Fund

Notes

Notes

INVESTMENT ADVISER:

Causeway Capital Management LLC

11111 Santa Monica Boulevard

15th Floor

Los Angeles, CA 90025

DISTRIBUTOR:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

To determine if the Fund is an appropriate investment for you, carefully consider the Fund’s investment objectives, risk factors, charges and expenses before investing. Please read the summary or full prospectus carefully before you invest or send money. To obtain additional information including charges, expenses, investment objectives, or risk factors, or to open an account, call 1.866.947.7000, or visit us online at www.causewayfunds.com.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“Commission”) for the first and third quarters of each fiscal year on Form N-PORT within sixty days after the end of the period. The Fund’s Forms N-PORT are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-866-947-7000; and (ii) on the Commission’s website at http://www. sec.gov.

CCM-SA-004-1600

(b) Not applicapble.

Item 2. Code of Ethics.

Not required for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not required for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not required for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6. Schedule of Investments.

Schedules of Investments are included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7. Reserved.

Item 8. Reserved.

Item 9. Reserved.

Item 10. Reserved.

Item 11. Reserved.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the registrant’s procedures by which shareholders may recommend nominees to the registrant’s board of trustees during the period covered by the report.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR § 240.13a-15(b) or § 240.15d-15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19. Exhibits.

(a)(1) Not required for semi-annual report.

(a)(2) Not applicable

(a)(3) Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR § 270.30a-2(a)) are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR § 270.30a-2(b)) also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Causeway Capital Management Trust

By	/s/ Gracie V. Fermelia
Gracie V. Fermelia, Principal Executive Officer

Date: June 5, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Gracie V. Fermelia
Gracie V. Fermelia, Principal Executive Officer

Date: June 5, 2024

By	/s/ John Bourgeois
John Bourgeois, Principal Financial Officer

Date: June 5, 2024